Goodwill (Details) - Schedule of carrying amount of goodwill - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2022 USD ($)
Goodwill [Line Items]
Beginning balance June 1, 2020	$ 4,788,129
Measurement Period Adjustment	(325,000)
Ending balance May 31, 2021 and 2022	$ 4,463,129